QUARTERLY INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
QUARTERLY INFORMATION (Unaudited) [Abstract]
Segment Results by Quarter
Segment results by quarter for 2010 are listed below (in millions, except per-share amounts):

	2010
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$229.5	$257.2	$267.5	$290.8
Logistics services	77.1	88.6	92.4	97.5
Less amounts reported in discontinued operations 1	--	--	(5.7)	(22.8)
Real Estate:
Leasing	23.6	23.2	24.4	23.2
Sales	60.3	22.0	4.3	49.5
Less amounts reported in discontinued operations 1	(58.4)	(20.7)	(3.3)	(44.3)
Agribusiness2	14.2	29.8	60.4	59.5
Reconciling Items 3	(4.2)	(3.6)	(2.7)	(15.8)
Total revenue	$342.1	$396.5	$437.3	$437.6
Operating Profit (Loss):
Transportation:
Ocean transportation4	$10.4	$37.0	$40.4	$11.6
Logistics services	1.9	1.5	1.8	2.0
Less amounts reported in discontinued operations 1	--	--	2.1	17.2
Real Estate:
Leasing	9.1	8.5	9.3	8.4
Sales	21.4	8.0	2.9	17.8
Less amounts reported in discontinued operations1	(22.8)	(10.6)	(2.1)	(19.0)
Agribusiness2	(1.1)	1.8	0.8	4.6
Total operating profit	18.9	46.2	55.2	42.6
Interest Expense	(6.5)	(6.5)	(6.3)	(6.2)
General Corporate Expenses	(6.6)	(4.5)	(7.7)	(4.5)
Income From Continuing Operations before Income Taxes	5.8	35.2	41.2	31.9
Income taxes	3.0	13.1	15.5	13.1
Income From Continuing Operations	2.8	22.1	25.7	18.8
Discontinued Operations1	14.5	6.8	--	1.4
Net Income	$17.3	$28.9	$25.7	$20.2

Earnings Per Share:
Basic	$0.42	$0.70	$0.62	$0.49
Diluted	$0.42	$0.70	$0.62	$0.48

1	See Note 2 for discussion of discontinued operations.
2	Includes a $4.9 million gain in the fourth quarter of 2010 related to a crop disaster relief payment for drought experienced in prior years.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.
4
Matson's CLX2 service was terminated in the third quarter of 2011 and is reflected as discontinued operations. The losses from CLX2 shown as discontinued operations were $2.1 million and $17.2 million in the third and fourth quarter of 2010, respectively.

Segment results by quarter for 2009 are listed below (in millions, except per-share amounts):

	2009
	Q1	Q2	Q3	Q4
Revenue:
Transportation:
Ocean transportation	$201.1	$218.5	$234.2	$234.8
Logistics services	76.2	80.3	82.3	82.1
Real Estate:
Leasing	27.2	25.9	25.2	24.9
Sales	25.2	21.3	14.9	64.2
Less amounts reported in discontinued operations 1	(33.0)	(23.9)	(16.5)	(63.2)
Agribusiness 2	17.7	29.2	32.5	27.6
Reconciling Items 3	(2.3)	(2.8)	(3.0)	(8.2)
Total revenue	$312.1	$348.5	$369.6	$362.2
Operating Profit (Loss):
Transportation:
Ocean transportation	$(0.5)	$21.1	$24.2	$13.5
Logistics services	1.5	1.8	2.2	1.2
Real Estate:
Leasing	12.0	11.0	10.2	10.0
Sales	5.6	9.6	3.5	20.4
Less amounts reported in discontinued operations1	(13.3)	(13.7)	(7.3)	(24.9)
Agribusiness	(1.9)	(11.3)	(13.8)	(0.8)
Total operating profit	3.4	18.5	19.0	19.4
Interest Expense	(5.6)	(6.9)	(6.7)	(6.7)
General Corporate Expenses	(6.1)	(4.5)	(4.9)	(6.3)
Income From Continuing Operations before Income Taxes	(8.3)	7.1	7.4	6.4
Income taxes (benefit)	(3.1)	3.0	3.4	1.7
Income From Continuing Operations	(5.2)	4.1	4.0	4.7
Discontinued Operations1	8.2	8.5	4.5	15.4
Net Income	$3.0	$12.6	$8.5	$20.1

Earnings Per Share:
Basic	$0.07	$0.31	$0.21	$0.49
Diluted	$0.07	$0.31	$0.21	$0.49

1	See Note 2 for discussion of discontinued operations.
2	Includes a $5.4 million gain recorded upon consolidation of HS&TC in the fourth quarter of 2009.
3	Includes inter-segment revenue, interest income, and other income classified as revenue for segment reporting purposes.